Note 20 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Net Interest Income		$ 20,620,000	$ 10,835,000
Provision for Loan Losses		2,201,000	830,000
Net Interest Income after Provision for Loan Losses		18,419,000	10,005,000
Insurance commissions		509,000	490,000
Income from bank-owned life insurance		83,000	80,000
Net gain on loans held for sale		6,881,000	4,319,000
Gain on the sale of SBA loans		1,147,000	115,000
Sale of securities available for sale		362,000
Loss on sales and write-downs of other real estate owned		(73,000)	(197,000)
Total Non-Interest Income		11,982,000	6,655,000
Salaries and employee benefits		15,538,000	8,427,000
Directors’ fees and expenses		252,000	232,000
Occupancy and equipment		1,621,000	913,000
Data processing		901,000	717,000
Professional fees		659,000	541,000
FDIC deposit insurance assessment		331,000	121,000
Other real estate owned expenses			42,000
Advertising		351,000	113,000
Amortization of Intangible Assets, Total		49,000	49,000
Other		1,385,000	968,000
Total Non-Interest Expense		21,087,000	12,123,000
Pretax Segment Profit		9,314,000	4,537,000
Segment Assets		554,115,000	484,075,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		2,499,000	1,579,000
Real Estate Sales Commissions [Member]
Non-interest revenue		170,000	159,000
Other Fees and Services Fees [Member]
Non-interest revenue		255,000	109,000
Loan Servicing Fee [Member]
Non-interest revenue		149,000
Quaint Oak Bank [Member]
Net Interest Income	[1]	20,746,000	11,190,000
Provision for Loan Losses	[1]	2,201,000	830,000
Net Interest Income after Provision for Loan Losses	[1]	18,545,000	10,360,000
Insurance commissions	[1]	509,000	490,000
Income from bank-owned life insurance	[1]	83,000	80,000
Net gain on loans held for sale	[1]	3,804,000
Gain on the sale of SBA loans	[1]	1,147,000	115,000
Sale of securities available for sale	[1]	362,000
Loss on sales and write-downs of other real estate owned		(73,000)	(197,000)
Total Non-Interest Income	[1]	8,343,000	1,679,000
Salaries and employee benefits	[1]	13,492,000	6,980,000
Directors’ fees and expenses	[1]	252,000	232,000
Occupancy and equipment	[1]	1,322,000	631,000
Data processing	[1]	605,000	470,000
Professional fees	[1]	586,000	501,000
FDIC deposit insurance assessment	[1]	331,000	121,000
Other real estate owned expenses	[1]		42,000
Advertising	[1]	289,000	92,000
Amortization of Intangible Assets, Total	[1]	49,000	49,000
Other	[1]	1,289,000	909,000
Total Non-Interest Expense	[1]	18,215,000	10,027,000
Pretax Segment Profit	[1]	8,673,000	2,012,000
Segment Assets	[1]	524,943,000	422,230,000
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		1,937,000	923,000
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	[1]	170,000	159,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	[1]	255,000	109,000
Quaint Oak Bank [Member] | Loan Servicing Fee [Member]
Non-interest revenue	[1]	149,000
Quaint Oak Bank, Mortgage [Member]
Net Interest Income		(126,000)	(355,000)
Net Interest Income after Provision for Loan Losses		(126,000)	(355,000)
Net gain on loans held for sale		3,077,000	4,320,000
Total Non-Interest Income		3,639,000	4,976,000
Salaries and employee benefits		2,046,000	1,447,000
Occupancy and equipment		299,000	282,000
Data processing		296,000	247,000
Professional fees		73,000	40,000
Advertising		62,000	21,000
Other		96,000	59,000
Total Non-Interest Expense		2,872,000	2,096,000
Pretax Segment Profit		641,000	2,525,000
Segment Assets		29,172,000	61,845,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		$ 562,000	$ 656,000

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, and Oakmont Capital Holdings, LLC.